INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Income Statement Impact of Investments (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	$ 6,482	$ 5,429	$ 12,783	$ 10,821
Total net income for the period	489	252	637	778
Share of (loss) earnings for the period	33	(12)	(8)	111	$ 627
Associates and joint ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Revenues	5,545	4,696	11,168	8,735
Total net income for the period	$ (341)	$ 523	$ 1,022	$ 1,492